Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Regulatory Matters

Note 12—Regulatory Matters

The Bank is subject to the capital adequacy requirements of the OCC. The Company, as a bank holding company, is subject to the capital adequacy requirements of the Federal Reserve. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgment by regulators about components, risk weightings, and other related factors.

The risk-based capital requirements of the Federal Reserve and the OCC define capital and establish minimum capital requirements in relation to assets and off-balance sheet exposure, adjusted for credit risk. The risk-based capital standards currently in effect are designed to make regulatory capital requirements sensitive to differences in risk profiles among bank holding companies and banks, to account for off-balance sheet exposure and to minimize disincentives for holding liquid assets. Assets and off-balance sheet items are assigned to broad risk categories, each with appropriate relative risk weights. The resulting capital ratios represent capital as a percentage of total risk-weighted assets and off-balance sheet items.

The Federal Reserve, the FDIC and the OCC have issued guidelines governing the levels of capital that banks must maintain. The bank guidelines for the period as of September 30, 2017 specify capital tiers, which include the following classifications:

Capital Tiers	Tier 1 Capital to Average Assets (Leverage)	Common Equity Tier 1 to Risk – Weighted Assets (CET1)	Tier 1 Capital to Risk – Weighted Assets	Total Capital to Risk – Weighted Assets
Well capitalized	5% or above	6.5% or above	8% or above	10% or above
Adequately capitalized	4% or above	4.5% or above	6% or above	8% or above
Undercapitalized	Less than 4%	Less than 4.5%	Less than 6%	Less than 8%
Significantly undercapitalized	Less than 3%	Less than 3%	Less than 4%	Less than 6%
Critically undercapitalized		Tangible Equity / Total Assets less than 2%

The most recent notification from the OCC categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action (the prompt corrective action requirements are not applicable to the Company). The actual capital amounts and ratios for the Company and the bank as of September 30, 2017 and December 31, 2016 are presented in the following table and as shown, are above the thresholds necessary to be considered “well-capitalized”. Management believes there are no conditions or events that would change that classification in the foreseeable future.

	Consolidated Company		Bank
(In thousands)	Amount	Ratio	Amount	Ratio
September 30, 2017
Tier 1 leverage	$1,079,726	11.1%	$1,181,066	12.2%
Common equity tier 1 capital (transitional)	1,042,920	10.8	1,132,506	11.7
Tier 1 risk-based capital	1,079,726	11.2	1,181,066	12.2
Total risk-based capital	1,273,724	13.2	1,301,129	13.5
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$388,553	4.0%	$388,516	4.0%
Common equity tier 1 capital (transitional)	434,801	4.5	434,726	4.5
Tier 1 risk-based capital	579,734	6.0	579,635	6.0
Total risk-based capital	772,979	8.0	772,846	8.0
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$485,645	5.0%
Common equity tier 1 capital (transitional)	N/A	N/A	627,938	6.5
Tier 1 risk-based capital	N/A	N/A	772,846	8.0
Total risk-based capital	N/A	N/A	966,058	10.0

	Consolidated Company		Bank
(In thousands)	Amount	Amount	Amount	Ratio
December 31, 2016
Tier 1 leverage	$824,676	8.9%	$1,035,972	11.2%
Common equity tier 1 (CET1)	793,268	8.8	989,990	11.0
Tier 1 risk-based capital	824,676	9.2	1,035,972	11.5
Total risk-based capital	1,007,011	11.2	1,144,519	12.8
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$371,052	4.0%	$370,836	4.0%
Common equity tier 1 (CET1)	403,718	4.5	403,578	4.5
Tier 1 risk-based capital	538,290	6.0	538,105	6.0
Total risk-based capital	717,720	8.0	717,473	8.0
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$463,546	5.0%
Common equity tier 1 (CET1)	N/A	N/A	583,248	6.5
Tier 1 risk-based capital	N/A	N/A	717,844	8.0
Total risk-based capital	N/A	N/A	897,305	10.0

Under regulations controlling national banks, the payment of any dividends by a bank without prior approval of the OCC is limited to the current year’s net profits (as defined by the OCC) and retained net profits of the two preceding years. The Federal Reserve, as primary regulator for bank holding companies, has also stated that all common stock dividends should be paid out of current income. As the Company does not generate income on a stand-alone basis, it does not have the capability to pay common stock dividends without receiving dividends from the Bank.

The Bank is required to maintain average reserve balances in the form of cash or deposits with the Federal Reserve Bank. The reserve balance varies depending upon the types and amounts of deposits. At September 30, 2017 and December 31, 2016, the required reserve balance with the Federal Reserve Bank was approximately $59.6 million and $38.3 million, respectively.

Note 15—Regulatory Matters

The Bank is subject to the capital adequacy requirements of the OCC. The Company, as a bank holding company, is subject to the capital adequacy requirements of the Federal Reserve. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgment by regulators about components, risk weightings, and other related factors.

The risk-based capital requirements of the Federal Reserve and the OCC define capital and establish minimum capital requirements in relation to assets and off-balance sheet exposure, adjusted for credit risk. The risk-based capital standards currently in effect are designed to make regulatory capital requirements sensitive to differences in risk profiles among bank holding companies and banks, to account for off-balance sheet exposure and to minimize disincentives for holding liquid assets. Assets and off-balance sheet items are assigned to broad risk categories, each with appropriate relative risk weights. The resulting capital ratios represent capital as a percentage of total risk-weighted assets and off-balance sheet items.

The Federal Reserve, the FDIC and the OCC have issued guidelines governing the levels of capital that banks must maintain. The bank guidelines for the period as of December 31, 2016 specify capital tiers, which include the following classifications:

Capital Tiers	Tier 1 Capital to Average Assets (Leverage)	Common Equity Tier 1 to Risk—Weighted Assets (CET1)	Tier 1 Capital to Risk—Weighted Assets	Total Capital to Risk—Weighted Assets
Well capitalized	5% or above	6.5% or above	8% or above	10% or above
Adequately capitalized	4% or above	4.5% or above	6% or above	8% or above
Undercapitalized	Less than 4%	Less than 4.5%	Less than 6%	Less than 8%
Significantly undercapitalized	Less than 3%	Less than 3%	Less than 4%	Less than 6%
Critically undercapitalized	Tangible Equity / Total Assets less than 2%

The most recent notification from the OCC categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action (the prompt corrective action requirements are not applicable to the Company). The actual capital amounts and ratios for the Company and the bank as of December 31, 2016 and 2015 are presented in the following table and as shown, are above the thresholds necessary to be considered “well-capitalized”. Management believes there are no conditions or events that would change that classification.

	Consolidated Company		Bank
(Dollars in thousands)	Amount	Amount	Amount	Ratio
December 31, 2016
Tier 1 leverage	$824,676	8.9%	$1,035,972	11.2%
Common equity tier 1 (CET1)	793,268	8.8%	989,990	11.0%
Tier 1 risk-based capital	824,676	9.2%	1,035,972	11.5%
Total risk-based capital	1,007,011	11.2%	1,144,519	12.8%
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$371,052	4.0%	$370,836	4.0%
Common equity tier 1 (CET1)	403,718	4.5%	403,578	4.5%
Tier 1 risk-based capital	538,290	6.0%	538,105	6.0%
Total risk-based capital	717,720	8.0%	717,473	8.0%
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$463,546	5.0%
Common equity tier 1 (CET1)	N/A	N/A	583,248	6.5%
Tier 1 risk-based capital	N/A	N/A	717,844	8.0%
Total risk-based capital	N/A	N/A	897,305	10.0%

	Consolidated Company		Bank
(Dollars in thousands)	Amount	Amount	Amount	Ratio
December 31, 2015
Tier 1 leverage	$749,224	9.2%	$963,296	11.9%
Common equity tier 1 (CET1)	723,753	8.7%	922,610	11.1%
Tier 1 risk-based capital	749,224	9.0%	963,296	11.6%
Total risk-based capital	927,988	11.1%	1,068,487	12.9%
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$325,656	4.0%	$324,857	4.0%
Common equity tier 1 (CET1)	375,218	4.5%	374,271	4.5%
Tier 1 risk-based capital	500,291	6.0%	499,028	6.0%
Total risk-based capital	667,054	8.0%	665,371	8.0%
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$406,071	5.0%
Common equity tier 1 (CET1)	N/A	N/A	540,614	6.5%
Tier 1 risk-based capital	N/A	N/A	665,371	8.0%
Total risk-based capital	N/A	N/A	831,714	10.0%

Under regulations controlling national banks, the payment of any dividends by a bank without prior approval of the OCC is limited to the current year’s net profits (as defined by the OCC) and retained net profits of the two preceding years. The Federal Reserve, as primary regulator for bank holding companies, has also stated that all common stock dividends should be paid out of current income. As the Company does not generate income on a stand-alone basis, it does not have the capability to pay common stock dividends without receiving dividends from the Bank.

The Bank is required to maintain average reserve balances in the form of cash or deposits with the Federal Reserve Bank. The reserve balance varies depending upon the types and amounts of deposits. At December 31, 2016 and 2015, the required reserve balance with the Federal Reserve Bank was approximately $38.3 million and $29.0 million, respectively.